20 Provision for legal proceedings	12 Months Ended
Dec. 31, 2020
Provision For Legal Proceedings
Provision for legal proceedings
20	Provision for legal proceeding

Provisions are recognized when the Company has a present obligation (legal or not formalized) as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation, and the obligation can be reliably estimated. The expense related to any provision is recognized in statement of operations for the year, net of any reimbursement. In case of attorney’s fees in favorable court decisions, the Company’s policy is to record a provision when fees are incurred, upon final judgment on lawsuits, as well as disclose in the notes the estimated amounts involved in lawsuits in progress.

In order to assess the outcome’s probability the Company considers available evidence, the hierarchy of laws, prior court decisions in similar cases and their legal significance, as well as the legal counsel’s opinion.

The provision for legal proceedings is estimated by the Company and supported by its legal counsel, for an amount considered sufficient to cover probable losses.

	Tax claims	Social security and labor	Civil	Total
Balance as of December 31, 2019	221	75	53	349
Additions	27	42	79	148
Reversals	(9)	(43)	(19)	(71)
Payments	(1)	(5)	(35)	(41)
Monetary correction	1	8	3	12
Conversion adjustment to reporting currency	18	2	4	24
Discontinued operation	(88)	(16)	(35)	(139)
Balance as of December 31, 2020	169	63	50	282
				-
	Tax claims	Social security and labor	Civil	Total
Balance as of December 31, 2018	147	53	36	236
Additions	16	12	13	41
Reversals	(10)	(8)	(4)	(22)
Payments	(13)	(2)	(7)	(22)
Monetary correction	3	7	1	11
Business combinations	76	13	14	103
Exchange rate changes	2	—	—	2
Balance as of December 31, 2019	221	75	53	349

	Tax claims	Social security and labor	Civil	Total
Balance as of December 31, 2017	199	52	33	284
Additions	2	8	10	20
Reversals	(49)	(11)	(6)	(66)
Payments	—	(2)	(4)	(6)
Monetary correction	(5)	6	3	4
Balance as of December 31, 2018	147	53	36	236

20.1	Tax claims

Tax claims are subject by law to the monthly monetary correction, which refers to an adjustment to the provision based on indexing rates adopted by each tax jurisdiction. Both interest rates charges and fines, where applicable, were calculated and provisioned with respect to unpaid amounts.

The main tax claims provisioned are as follows:

The Company has other tax claims, which according to its legal counsels’ analysis, were provisioned, namely: (i) discussions on the non-application of Prevention Accident Factor (FAP); (ii) discussions with State tax authorities on ICMS tax rate calculated in electricity bills; (iii) staple basket; and (iv) other matters.

The provisioned amount on December 31, 2020, for these matters is R$169 (R$221 on December 31, 2019).

20.2	Social security and labor

The Company is a party to various labor proceedings, especially due to dismissals in the regular course of business. On December 31, 2020, the Company recorded a provision of R$63 (R$75 on December 31, 2019), referring to a potential risk of loss relating to labor claims. Management, with the assistance of its legal counsels, assesses these claims and recording provisions for losses when reasonably estimated, considering previous experiences in relation to amounts claimed.

20.3	Civil

The Company is party to civil proceedings (indemnifications, collections, among others) at in different procedural phases and various central courts. Management records provisions in amounts considered sufficient to cover unfavorable court decisions when its internal and external legal counsel assess the losses to be probable.

Among these proceedings, we highlight the following:

The Company is party to various lawsuits requesting the renewal of rental agreements and the review of the current rent paid. The Company records a provisions for the difference between the amount originally paid by stores and the amounts claimed by the adverse party in the lawsuit when internal and external legal counsels consider the probability of changing the lease amount paid by the entity. On December 31, 2020, the provision for these lawsuits amounted to R$23 (R$28 on December 31, 2019), for which there are no judicial deposits for legal proceeding.

The Company is party to certain lawsuits relating to the fines applied by inspection bodies of direct and indirect administration of the federal government, states, and municipalities, including consumer defense bodies (PROCONs, INMETRO, and local governments). The Company, assisted by its legal counsel, assesses these claims recording provisions for probable cash disbursements, according to the probability of loss. On December 31, 2020, the provision for these lawsuits is R$5 (R$8 on December 31, 2019).

The Company’s total civil and regulatory claims on December 31, 2020, is R$50 (R$53 on December 31, 2019).

20.4	Possible contingent liabilities

The Company is party to other litigations for which the probability of loss was deemed by its legal counsel to be possible, but not probable, therefore, not accrued, totaling an updated amount of R$2,408 on December 31, 2020 (R$2,353 on December 31, 2019). Accordingly, no provisions were recorded in connection with these proceedings, which are mainly related to:

IRPJ (corporate income tax), IRRF (withholding income tax), CSLL (social contribution on net income) – The Company received several tax assessment notices relating to tax offsetting proceedings, goodwill disallowance, disagreements regarding payments and overpayments, fines due to non-compliance with ancillary obligation, among other less relevant issues. The amount involved corresponds to R$446 on December 31, 2020 (R$457 on December 31, 2019).

COFINS, PIS (federal taxes on gross revenues) – The Company has been questioned about discrepancies in payments and overpayments; fine due to non-compliance with ancillary obligation, disallowance of COFINS and PIS credits, among other issues. These proceedings are pending judgment at the administrative and judicial levels. The amount involved in these tax assessments is R$632 as of December 31, 2020 (R$666 on December 31, 2019). Regarding the IPI assessments, there was a judgment in August 2020 in the STF that decided against taxpayers, However, in the analysis of the specific cases by our legal advisors, we consider that the risk of loss remained as possible.

ICMS (State VAT) – The Company received tax assessment notices from State tax authorities in connection with credits from purchases from suppliers acquisitions considered unqualified by the registry of the State Revenue Service, among others matters. These tax assessments amount to R$1,235 on December 31, 2020 (R$1,157 on December 31, 2019). These proceedings are pending final judgment at the administrative and judicial levels.

ISS (services tax), IPTU (urban property tax), Fees and other – The Company has received tax assessments relating to discrepancies in payments of IPTU, fines due to non-compliance with ancillary obligations, ISS – refund of advertising expenses and various fees, totaling R$13 on December 31, 2020 (R$13 on December 31, 2019). These proceedings are pending judgment at the administrative and judicial levels.

INSS (national institute of social security) – The Company was assessed due to the levy of payroll charges over benefits granted to its employees, among other issues, with possible losses of R$21 on December 31, 2020 (R$21 on December 31, 2019). Proceedings have been discussed in the administrative and judicial levels. On August 28, 2020, the STF, in general repercussion, recognized the incidence of social security contributions on the constitutional third of vacations as constitutional. The Company has been monitoring the development of these issues, and together with its legal advisors, concluded that the elements so far do not require a provision to be made.

Other litigation– These proceedings refer to real estate lawsuits in which the Company claims the renewal of lease agreements and rents according to market prices. These lawsuits involve proceedings litigated in civil court, and special civil court, as well as administrative proceedings filed by inspection bodies, such as the consumer defense body (PROCONs), the National Institute of Metrology, Standardization and Industrial Quality– INMETRO, the National Agency of Sanitary Surveillance - ANVISA, among others, totaling R$24 on December 31, 2020 (R$20 on December 31, 2019).

The Company engages external legal counsel to represent it in the tax assessments, whose fees are contingent on the final outcome of the lawsuits. Percentages may vary according to qualitative and quantitative factors of each proceeding, on December 31, 2020, the estimated amount, in case of success of all lawsuits, was approximately R$17 (R$19 on December 31, 2019).

20.5	Guarantees

Lawsuits	Real properties	Letter of guarantees	Total

Tax	18	290	308
Labor	—	101	101
Civil and others	—	21	21
Total	18	412	430

The cost of guarantees is approximately 0.45% per year of the amount of the lawsuits and is recorded as a financial expense.

20.6	Deduction of ICMS from the calculation basis of PIS and COFINS

Since the adoption of the non-cumulative regime to calculate PIS and COFINS, the Company has claimed the right to deduct ICMS taxes from the calculation basis of PIS and COFINS. On March 15, 2017, the Supreme Court ruled that the ICMS should be excluded from the calculation basis of PIS and COFINS.

Since such decision, the proceedings have been brought forward by our legal advisors without any change in management's judgment, but without the final decision on the appeal filed by the Attorney General. The Company and its legal counsel believe that decision on this appeal will limit the right of the lawsuit filed by the Company. However, the elements of the proceedings are still pending decision and do not allow the recognition of assets related to the credits to be raised since the filing of the lawsuit in 2003. The Company expects a potential credit amount of R$ 117.

20.7	Inspections

Pursuant to prevailing tax laws, municipal, federal, state taxes and social security contributions are under scrutiny at periods varying between 5 and 30 years.

20.8	Restricted deposits for legal proceedings

The Company is challenging the payment of certain taxes, contributions, and labor liabilities and made judicial deposits in the corresponding amounts, as well as escrow deposits related to the provision for legal proceeding.

The Company recorded amounts referring to judicial deposits in its assets as follows.

	As of December 31,
Lawsuits	2020	2019
Tax	64	69
Labor	67	43
Civil and others	3	9
Total	134	121